Income taxes (Details 2) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income before income taxes
Domestic	CAD 3,726	CAD 3,437	CAD 3,042
Foreign	1,201	1,437	1,318
Income before income taxes	4,927	4,874	4,360
Current income tax expense [Abstract]
Domestic	568	640	522
Foreign	15	96	255
Total current income tax expense	583	736	777
Deferred income tax expense
Domestic	450	328	271
Foreign	254	272	145
Total deferred income tax expense	CAD 704	CAD 600	CAD 416